January 5, 2022

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Mutual Fund

File Nos. 002-10607 and 811-00572

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 30, 2021 of the Registrant’s Post-Effective Amendment No. 156 under the Securities Act of 1933 and Amendment No. 76 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Julie E. Lawton

Julie E. Lawton

Secretary